Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by stage (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (1,329,242.0)	£ (1,119,650.0)
Credit impairment charges	£ (4,838.0)	£ (1,912.0)	£ (1,468.0)
Loan loss rate	1.38%	0.55%
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 9,399.0	£ 6,630.0
Head Office [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges	(91.0)	(27.0)	16.0
Barclays UK [member] | Operating segments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges	(1,467.0)	(712.0)	(826.0)
Barclays International [member] | Operating segments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges	(3,280.0)	£ (1,173.0)	(658.0)
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		1.00%
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (686,728.0)	£ (680,053.0)
Coverage ratio	1.40%
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 696,127.0	686,683.0
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 9,399.0	£ 6,630.0
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.10%
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.20%
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 580,903.0	£ 620,406.0
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,289.0	£ 804.0
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		4.40%
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	4.20%
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 103,897.0	£ 57,419.0
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,322.0	£ 2,543.0
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		37.10%
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	33.40%
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 11,327.0	£ 8,858.0
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,788.0	3,283.0
Loans and advances [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges	(4,685.0)	(1,904.0)	(1,465.0)
Loans and advances [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(5,000.0)
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (342,632.0)	£ (339,115.0)
Coverage ratio	2.40%	1.80%
Credit impairment charges	£ 3,909.0	£ 1,833.0
Loan loss rate	1.11%	0.53%
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 350,967.0	£ 345,423.0
Loans and advances [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,335.0	6,308.0
Loans and advances [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (289,931.0)	£ (298,559.0)
Coverage ratio	0.40%	0.20%
Loans and advances [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 290,964.0	£ 299,266.0
Loans and advances [member] | Stage 1 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,033.0	707.0
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (47,442.0)	£ (35,861.0)
Coverage ratio	7.00%	6.20%
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 51,006.0	£ 38,234.0
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,564.0	2,373.0
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (5,259.0)	£ (4,695.0)
Coverage ratio	41.50%	40.70%
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 8,997.0	£ 7,923.0
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,738.0	3,228.0
Loans and advances [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (207,896.0)	£ (203,377.0)
Coverage ratio	3.00%	2.50%
Loans and advances [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 214,249.0	£ 208,657.0
Loans and advances [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 6,353.0	£ 5,280.0
Loans and advances [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.40%	0.30%
Loans and advances [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 178,565.0	£ 175,786.0
Loans and advances [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 732.0	£ 555.0
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	9.60%	7.50%
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 30,116.0	£ 27,724.0
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,889.0	£ 2,087.0
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	49.10%	51.30%
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5,568.0	£ 5,147.0
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,732.0	2,638.0
Loans and advances [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (134,736.0)	£ (135,738.0)
Coverage ratio	1.40%	0.80%
Loans and advances [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 136,718.0	£ 136,766.0
Loans and advances [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,982.0	£ 1,028.0
Loans and advances [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.30%	0.10%
Loans and advances [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 112,399.0	£ 123,480.0
Loans and advances [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 301.0	£ 152.0
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	3.20%	2.70%
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 20,890.0	£ 10,510.0
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 675.0	£ 286.0
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	29.30%	21.30%
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,429.0	£ 2,776.0
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,006.0	590.0
Loans and advances [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges	£ 2,841.0	£ 1,687.0
Loan loss rate	1.33%	0.81%
Loans and advances [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges	£ 1,068.0	£ 146.0
Loan loss rate	0.78%	0.11%
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ (5,783.0)
Coverage ratio		5.60%
Credit impairment charges	£ 91.0	£ 27.0
Loan loss rate	1.56%	0.44%
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5,831.0	£ 6,129.0
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	435.0
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.10%
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,267.0	£ 4,803.0
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4.0
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		7.20%
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	720.0	£ 500.0
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	51.0
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		36.90%
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	844.0	£ 826.0
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	380.0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,976.0
Coverage ratio		1.20%
Credit impairment charges	£ 0.0	£ 0.0
Loan loss rate	0.00%	0.00%
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 603.0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	31.0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.00%
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	570.0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0.0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.00%
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0.0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0.0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		94.60%
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	33.0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	31.0
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (176,890.0)	£ (166,292.0)
Coverage ratio	1.70%	1.50%
Credit impairment charges	£ 1,070.0	£ 661.0
Loan loss rate	0.59%	0.39%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 179,878.0	£ 168,741.0
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,988.0	£ 2,449.0
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.20%	0.10%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 153,250.0	£ 143,097.0
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 332.0	£ 198.0
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	6.30%	5.50%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 23,896.0	£ 23,198.0
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,509.0	£ 1,277.0
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	42.00%	39.80%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,732.0	£ 2,446.0
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,147.0	974.0
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (37,111.0)	£ (31,250.0)
Coverage ratio	0.70%	0.50%
Credit impairment charges	£ 154.0	£ 33.0
Loan loss rate	0.41%	0.11%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 37,369.0	£ 31,412.0
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 258.0	£ 162.0
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.00%	0.10%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 31,918.0	£ 27,891.0
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 13.0	£ 16.0
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	3.00%	1.60%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,325.0	£ 2,397.0
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 129.0	£ 38.0
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	10.30%	9.60%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,126.0	£ 1,124.0
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	116.0	108.0
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (25,610.0)	£ (31,302.0)
Coverage ratio	10.30%	7.40%
Credit impairment charges	£ 1,680.0	£ 999.0
Loan loss rate	5.89%	2.96%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 28,540.0	£ 33,787.0
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,930.0	£ 2,485.0
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	1.90%	1.30%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 21,048.0	£ 27,886.0
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 396.0	£ 352.0
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	24.20%	19.20%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5,500.0	£ 4,026.0
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,329.0	£ 774.0
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	60.50%	72.50%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,992.0	£ 1,875.0
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,205.0	1,359.0
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (97,053.0)	£ (101,512.0)
Coverage ratio	1.70%	0.80%
Credit impairment charges	£ 914.0	£ 113.0
Loan loss rate	0.93%	0.11%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 98,746.0	£ 102,343.0
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,693.0	£ 831.0
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.40%	0.10%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 79,911.0	£ 92,615.0
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 288.0	£ 136.0
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	3.30%	3.10%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 16,565.0	£ 8,113.0
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 546.0	£ 248.0
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	37.80%	27.70%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,270.0	£ 1,615.0
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 859.0	447.0
Off balance sheet loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ (340,938.0)
Coverage ratio	0.30%	0.10%
Credit impairment charges	£ 776.0
Off balance sheet loan commitments and financial guarantee contracts [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	344,096.0
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges		£ 71.0
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	345,160.0	341,260.0
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,064.0	£ 322.0
Off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.10%	0.00%
Off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 289,939.0	£ 321,140.0
Off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 256.0	£ 97.0
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	1.40%	0.90%
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 52,891.0	£ 19,185.0
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 758.0	£ 170.0
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	2.10%	5.90%
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,330.0	£ 935.0
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	50.0	55.0
Other financial assets subject to impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges	153.0
Other financial assets subject to impairment [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(180,300.0)	(149,300.0)	(129,900.0)
Other financial assets subject to impairment [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	165.0	24.0	12.0
Other financial assets subject to impairment [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges		8.0
Other financial assets subject to impairment [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(175,700.0)	(148,500.0)	(129,300.0)
Other financial assets subject to impairment [member] | Stage 1 [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	11.0	12.0	10.0
Other financial assets subject to impairment [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(4,400.0)	(800.0)	(600.0)
Other financial assets subject to impairment [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 9.0	£ 2.0	£ 2.0